Income Taxes	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Income Taxes
Income Taxes

(9)   Income Taxes

The provision for income taxes consists of provisions for federal, state and foreign income taxes. The effective tax rates for the periods ended November 30, 2020 and November 30, 2019, reflect the Company’s expected tax rate on reported income from continuing operations before income tax and tax adjustments. The Company operates in a global environment with significant operations in the U.S. and operations in the Czech Republic. Accordingly, the consolidated income tax rate is a composite rate reflecting the Company’s earnings and the applicable tax rates in the various jurisdictions where the Company operates.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, allows net operating losses incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The CARES Act also allows for retroactive accelerated income tax depreciation on certain leasehold improvement assets and changes to the limitations on business interest deductions for tax years beginning in 2019 and 2020 which increases the allowable business interest deduction from 30% to 50% of adjusted taxable income. The Company does not expect a material tax expense or tax benefit as a result of the CARES Act in the current period or subsequent periods.

For the three months ended November 30, 2020 and 2019, the Company recorded income tax expense of $29 and $12, respectively, which resulted in effective tax rates of  (0.2%) and (0.1%), respectively.   For the nine months ended November 30, 2020 and 2019, the Company recorded income tax expense of $85 and $49, respectively, which resulted in effective tax rates of (0.2%) and (0.1%), respectively. The tax expense relates to the local tax expense recorded for the Czech Republic. The Company's U.S. losses did not result in a benefit due to the U.S. full valuation allowance.

(11) Income Taxes

Loss before income taxes consists of the following components:

	Fiscal year
	2019	2020
Domestic	$(56,586)	$(51,795)
Foreign	144	558
Total	$(56,442)	$(51,237)

Significant components of income taxes are as follows:

	Fiscal year
	2019	2020
Currently payable:
Federal	$—	$—
State and Local	—	—
Foreign	55	129
Total currently payable	55	129
Deferred:
Federal	—	—
State and Local	—	—
Foreign	—	—
Total deferred	—	—
Provision (benefit) for income taxes	$55	$129

A reconciliation of income tax expense at the U.S. Federal statutory income tax rate to actual income tax provision is as follows:

	Fiscal year
	2019	2020
Federal income tax expense at statutory tax rate	21.0%	21.0%
State income taxes, net of federal tax benefit	6.0	7.5
Stock‑based compensation	(2.1)	3.9
Transaction costs	0.0	(0.2)
Changes in valuation allowances	(24.8)	(31.4)
Other	(0.2)	(1.0)
Effective Income Tax Rate	(0.1)%	(0.2)%

Income tax expense for the fiscal years ended February 28, 2019 and February 29, 2020 differ from the U.S. statutory income tax rate due to changes in valuation allowances, state income taxes and stock-based compensation.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code, including, but not limited to: (i) reducing the U.S. federal corporate tax rate to 21 percent; (ii) eliminating the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized; (iii) creating a new limitation on deductible interest expense; (iv) changing rules related to uses and limitations of net operating carryforwards created in tax years beginning after December 31, 2017; and (v) changing the U.S. federal taxation of earnings of foreign subsidiaries.

U.S. GAAP accounting for income taxes required that the Company record the impact of any tax law change on deferred income taxes in the quarter that the tax law change was enacted. Due to the complexities involved in accounting for the enactment of the Tax Act, SEC Staff Accounting Bulletin (SAB) 118 allowed the Company to provide a provisional estimate of the impacts of the Tax Act in its earnings for the fourth quarter and year ending February 28, 2018. In connection with our adoption of the Tax Act and in consideration of SAB 118, there were no changes made to the provisional amounts recognized in connection with the enactment of the Tax Act. The accounting for the income tax effects of the Tax Act was complete as of February 28, 2019.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for income tax purposes. The Company makes significant judgments regarding the realizability of its deferred tax assets (principally net operating losses). The carrying value of deferred tax assets is based on the Company’s assessment that it is more likely than not that the Company will realize these assets after consideration of all available positive and negative evidence. Significant components of the Company’s deferred tax assets and liabilities at February 28, 2019, and February 29, 2020 are as follows:

	Fiscal year
	2019	2020
Deferred tax assets:
Net operating loss and tax credit carryforwards	$55,664	$76,508
Other accruals and reserves	3,529	3,413
Stock‑based compensation	491	561
Deferred rent	1,066	1,280
Interest expense deduction limitation carryforward	742	1,549
Intangibles	19	—
Property, plant & equipment	252	526
Other	139	355
Valuation allowance	(61,902)	(83,640)
Deferred tax assets	—	552
Deferred tax liabilities:
Intangibles	—	(552)
Deferred tax liabilities	—	(552)
Net deferred taxes	$—	$—

Net operating loss carryforwards amounted to $272,804 for U.S. federal and $258,875 for U.S. states at February 29, 2020. These operating loss carryforwards related to the 2010 through current 2020 tax periods. At February 29, 2020, none of the operating loss carryforwards were subject to expiration until 2030. The operating loss carryforwards expiring in years 2030 through 2037 make up $53,184 of the recorded deferred tax asset. The remaining deferred tax asset relating to operating loss carryforwards of $22,923 have an indefinite expiration. In addition to operating loss carryforwards, research and development tax credit carryforwards amounted to $401 for U.S. federal and U.S. states at February 29, 2020. These tax credit carryforwards will expire in 2036. Under Section 382 of the Internal Revenue Code, the yearly utilization of a corporation’s net operating loss carryforwards may be limited following a change in ownership of greater than 50% (by value) over a three-year period. The yearly limitation is based on the value of the corporation immediately before the ownership change multiplied by the federal long-term tax-exempt rate. If a loss is not utilized in a year after an ownership change that yearly limit is carried forward to future years for the balance of the net operating loss carryforward period. As of February 29, 2020, the Company did not incorporate a yearly limitation under Section 382.

Management assesses the available positive and negative evidence to estimate if a valuation allowance is required to be recorded against existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the Company’s brief operating history and the net losses incurred since inception, management does not believe that it is more likely than not that the Company will realize the benefits of these deductible differences. As a result, a full valuation allowance has been provided at February 28, 2019 and February 29, 2020.

The changes in the valuation allowance were as follows:

	Fiscal year
	2019	2020
Balance at the beginning of the period	$47,908	$61,902
(Decrease) increase due to NOLs and temporary differences	13,994	16,100
(Decrease) increase due to acquisitions	—	5,638
Balance at the end of the period	$61,902	$83,640

The Company has recorded a deferred tax asset of $1,549 for interest expense limited under the Tax Act at February 29, 2020. The interest expense limited has an unlimited carryforward period.

U.S. income and foreign withholding taxes have not been recognized on the excess of the amount for financial reporting over tax basis of the investments in foreign subsidiaries that is indefinitely reinvested outside the U.S. The foreign subsidiary is identified as a branch for U.S. tax purposes, and therefore, a gross temporary difference for investment basis differences is not applicable.

The Company had no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s consolidated balance sheets at February 28, 2019 and February 29, 2020 and has not recognized any material uncertain tax positions or interest and/or penalties related to income taxes in the consolidated statement of operations for the years ended February 28, 2019 and February 29, 2020.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, allows net operating losses incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The CARES Act also allows for retroactive accelerated income tax depreciation on certain leasehold improvement assets and changes to the limitations on business interest deductions for tax years beginning in 2019 and 2020 which increases the allowable business interest deduction from 30% to 50% of adjusted taxable income. The Company does not expect a material tax expense or tax benefit as a result of the CARES Act in subsequent periods.